Divested Operations (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 31, 2018	Oct. 01, 2018	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds received excluded Cash and cash equivalents and Restricted cash			$ 80,883
Net gain on sale			39,104
Goodwill Write-Off			$ 49,349
IP Management (IPM) Product Line
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price		$ 100,130
Proceeds inclusive of amounts subject to working capital adjustments		6,135
Net proceeds received excluded Cash and cash equivalents and Restricted cash		25,382
Net gain on sale		36,072
Transaction costs		3,032
Goodwill Write-Off		$ 49,349
Repayment of term loan	$ 31,378